UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeffrey T. Rauman, President,
                                         Chief Executive Officer
                                         Advisors Series Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 01/14/2022


Aasgard Small & Mid-Cap Fund
--------------------------------------------------------------------------------------------------------------------------
 BOOZ ALLEN HAMILTON HOLDING CORPORATION                                                     Agenda Number:  935461056
--------------------------------------------------------------------------------------------------------------------------
        Security:  099502106
    Meeting Type:  Annual
    Meeting Date:  28-Jul-2021
          Ticker:  BAH
            ISIN:  US0995021062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Horacio D. Rozanski                 Mgmt          For                            For

1B.    Election of Director: Ian Fujiyama                        Mgmt          For                            For

1C.    Election of Director: Mark Gaumond                        Mgmt          For                            For

1D.    Election of Director: Gretchen W. McClain                 Mgmt          For                            For

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's registered
       independent public accountants for fiscal
       year 2022.

3.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of the Company's named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 BROADRIDGE FINANCIAL SOLUTIONS, INC.                                                        Agenda Number:  935503563
--------------------------------------------------------------------------------------------------------------------------
        Security:  11133T103
    Meeting Type:  Annual
    Meeting Date:  18-Nov-2021
          Ticker:  BR
            ISIN:  US11133T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders: Leslie
       A. Brun

1B.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders: Pamela
       L. Carter

1C.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders:
       Richard J. Daly

1D.    Election of Director to serve until the                   Mgmt          Against                        Against
       2022 Annual Meeting of Stockholders: Robert
       N. Duelks

1E.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders: Melvin
       L. Flowers

1F.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders:
       Timothy C. Gokey

1G.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders: Brett
       A. Keller

1H.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders: Maura
       A. Markus

1I.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders:
       Annette L. Nazareth

1J.    Election of Director to serve until the                   Mgmt          Against                        Against
       2022 Annual Meeting of Stockholders: Thomas
       J. Perna

1K.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting of Stockholders: Amit
       K. Zavery

2.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of the Company's Named Executive Officers
       (the Say on Pay Vote).

3.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accountants for the
       fiscal year ending June 30, 2022.




--------------------------------------------------------------------------------------------------------------------------
 CAMPBELL SOUP COMPANY                                                                       Agenda Number:  935506367
--------------------------------------------------------------------------------------------------------------------------
        Security:  134429109
    Meeting Type:  Annual
    Meeting Date:  01-Dec-2021
          Ticker:  CPB
            ISIN:  US1344291091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Fabiola R. Arredondo

1B.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Howard M. Averill

1C.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: John P. (JP) Bilbrey

1D.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Mark A. Clouse

1E.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Bennett Dorrance

1F.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Maria Teresa Hilado

1G.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Grant H. Hill

1H.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Sarah Hofstetter

1I.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Marc B. Lautenbach

1J.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Mary Alice D. Malone

1K.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Keith R. McLoughlin

1L.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Kurt T. Schmidt

1M.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Archbold D. van Beuren

2.     To ratify the appointment of                              Mgmt          Against                        Against
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for fiscal 2022.

3.     To vote on an advisory resolution to                      Mgmt          For                            For
       approve the fiscal 2021 compensation of our
       named executive officers, commonly referred
       to as a "say on pay" vote.

4.     To vote on a shareholder proposal regarding               Shr           For                            Against
       simple majority vote.

5.     To vote on a shareholder proposal regarding               Shr           For                            Against
       virtual shareholder meetings.




--------------------------------------------------------------------------------------------------------------------------
 CARDINAL HEALTH, INC.                                                                       Agenda Number:  935495920
--------------------------------------------------------------------------------------------------------------------------
        Security:  14149Y108
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2021
          Ticker:  CAH
            ISIN:  US14149Y1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Carrie S. Cox                       Mgmt          For                            For

1B.    Election of Director: Bruce L. Downey                     Mgmt          For                            For

1C.    Election of Director: Sheri H. Edison                     Mgmt          For                            For

1D.    Election of Director: David C. Evans                      Mgmt          For                            For

1E.    Election of Director: Patricia A. Hemingway               Mgmt          For                            For
       Hall

1F.    Election of Director: Akhil Johri                         Mgmt          For                            For

1G.    Election of Director: Michael C. Kaufmann                 Mgmt          For                            For

1H.    Election of Director: Gregory B. Kenny                    Mgmt          For                            For

1I.    Election of Director: Nancy Killefer                      Mgmt          For                            For

1J.    Election of Director: Dean A. Scarborough                 Mgmt          For                            For

1K.    Election of Director: John H. Weiland                     Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent auditor for the
       fiscal year ending June 30, 2022.

3.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of our named
       executive officers.

4.     To approve the Cardinal Health, Inc. 2021                 Mgmt          For                            For
       Long-Term Incentive Plan.

5.     To approve an amendment to our Restated                   Mgmt          For                            For
       Code of Regulations to reduce the share
       ownership threshold for calling a special
       meeting of shareholders.

6.     Shareholder proposal to adopt a policy that               Shr           Against                        For
       the chairman of the board be an independent
       director, if properly presented.




--------------------------------------------------------------------------------------------------------------------------
 HILL-ROM HOLDINGS, INC.                                                                     Agenda Number:  935513108
--------------------------------------------------------------------------------------------------------------------------
        Security:  431475102
    Meeting Type:  Special
    Meeting Date:  02-Dec-2021
          Ticker:  HRC
            ISIN:  US4314751029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Agreement and Plan of                      Mgmt          For                            For
       Merger, dated as of September 1, 2021, by
       and among Hill-Rom Holdings, Inc.
       ("Hillrom"), Baxter International Inc.
       ("Baxter"), and Bel Air Subsidiary, Inc., a
       direct wholly owned subsidiary of Baxter
       ("Merger Sub"), as it may be amended from
       time to time (the "merger agreement"),
       pursuant to which Merger Sub will be merged
       with and into Hillrom, with Hillrom
       surviving the merger as a wholly owned
       subsidiary of Baxter (the "merger").

2.     To adjourn the special meeting, if                        Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies in favor of the proposal
       to approve the merger agreement if there
       are not sufficient votes at the time of
       such adjournment to approve the merger
       agreement.

3.     To approve, on a non-binding, advisory                    Mgmt          Against                        Against
       basis, certain compensation that will or
       may be paid or become payable to Hillrom's
       named executive officers that is based on
       or otherwise relates to the merger.




--------------------------------------------------------------------------------------------------------------------------
 RPM INTERNATIONAL INC.                                                                      Agenda Number:  935488115
--------------------------------------------------------------------------------------------------------------------------
        Security:  749685103
    Meeting Type:  Annual
    Meeting Date:  07-Oct-2021
          Ticker:  RPM
            ISIN:  US7496851038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John M. Ballbach                                          Mgmt          For                            For
       Bruce A. Carbonari                                        Mgmt          For                            For
       Jenniffer D. Deckard                                      Mgmt          For                            For
       Salvatore D. Fazzolari                                    Mgmt          For                            For

2.     Approve the Company's executive                           Mgmt          For                            For
       compensation.

3.     Ratify the appointment of Deloitte & Touche               Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm.




--------------------------------------------------------------------------------------------------------------------------
 STERIS PLC                                                                                  Agenda Number:  935461068
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8473T100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  STE
            ISIN:  IE00BFY8C754
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Re-election of Director: Richard C. Breeden               Mgmt          Against                        Against

1B.    Re-election of Director: Daniel A. Carestio               Mgmt          For                            For

1C.    Re-election of Director: Cynthia L.                       Mgmt          For                            For
       Feldmann

1D.    Re-election of Director: Christopher                      Mgmt          For                            For
       Holland

1E.    Re-election of Director: Dr. Jacqueline B.                Mgmt          For                            For
       Kosecoff

1F.    Re-election of Director: Paul E. Martin                   Mgmt          For                            For

1G.    Re-election of Director: Dr. Nirav R. Shah                Mgmt          For                            For

1H.    Re-election of Director: Dr. Mohsen M. Sohi               Mgmt          For                            For

1I.    Re-election of Director: Dr. Richard M.                   Mgmt          For                            For
       Steeves

2.     To ratify the appointment of Ernst & Young                Mgmt          Against                        Against
       LLP as the Company's independent registered
       public accounting firm for the year ending
       March 31, 2022.

3.     To appoint Ernst & Young Chartered                        Mgmt          Against                        Against
       Accountants as the Company's Irish
       statutory auditor under the Act to hold
       office until the conclusion of the
       Company's next Annual General Meeting.

4.     To authorize the Directors of the Company                 Mgmt          For                            For
       or the Audit Committee to determine the
       remuneration of Ernst & Young Chartered
       Accountants as the Company's Irish
       statutory auditor.

5.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of the Company's
       named executive officers as disclosed
       pursuant to the disclosure rules of the
       Securities and Exchange Commission,
       including the Compensation Discussion and
       Analysis and the tabular and narrative
       disclosure contained in the Company's proxy
       statement dated June 14, 2021.




--------------------------------------------------------------------------------------------------------------------------
 THOR INDUSTRIES, INC.                                                                       Agenda Number:  935513374
--------------------------------------------------------------------------------------------------------------------------
        Security:  885160101
    Meeting Type:  Annual
    Meeting Date:  17-Dec-2021
          Ticker:  THO
            ISIN:  US8851601018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Andrew Graves                                             Mgmt          For                            For
       Christina Hennington                                      Mgmt          For                            For
       Amelia A. Huntington                                      Mgmt          For                            For
       Laurel Hurd                                               Mgmt          For                            For
       Wilson Jones                                              Mgmt          For                            For
       William J. Kelley, Jr.                                    Mgmt          For                            For
       Christopher Klein                                         Mgmt          For                            For
       Robert W. Martin                                          Mgmt          For                            For
       Peter B. Orthwein                                         Mgmt          For                            For
       James L. Ziemer                                           Mgmt          For                            For

2.     Ratification of the appointment of Deloitte               Mgmt          Against                        Against
       & Touche LLP as our independent registered
       public accounting firm for our Fiscal Year
       2022.

3.     Non-binding advisory vote to approve the                  Mgmt          Against                        Against
       compensation of our named executive
       officers (NEOs).

4.     Approval of the Amendment to the THOR                     Mgmt          For                            For
       Industries, Inc. 2016 Equity and Incentive
       Plan.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Jeffrey T. Rauman
Name                 Jeffrey T. Rauman
Title                President and Chief Executive Officer
Date                 07/12/2022